Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property and equipment, net
	Computers	Leasehold improvements	Laboratory equipment	Furniture and office equipment	Total

Cost
At January 1, 2021	22	7	6	19	54
Additions	62	0	58	62	182

At December 31, 2021	84	7	64	81	236

Accumulated depreciation

At January 1, 2021	7	*	1	1	9
Depreciation	15	1	7	2	25

At December 31, 2021	22	1	8	3	34
Net book value:
As of December 31, 2021	62	6	56	78	202

*	Less than thousand dollars

	Computers	Leasehold improvements	Laboratory equipment	Furniture and office equipment	Total

Cost
At January 1, 2020	17	-	4	10	31
Additions	5	7	2	9	23

At December 31, 2020	22	7	6	19	54

Accumulated depreciation
At January 1, 2020	2	*	*	*	2
Depreciation	5	*	1	1	7

At December 31, 2020	7	*	1	1	9
Net book value:
As of December 31, 2020	15	7	5	18	45

*	Less than one thousand dollars